SHAREHOLDERS' EQUITY (Schedule of Composition Non-Controlling Interests) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total Non-controlling Interests	$ 253
Non-controlling Interests
Statement Line Items [Line Items]
Shares issuance to non-controlling interests	160
Share-based compensation	147
Share-based compensation - Attributable to non-controlling interests	307
Accumulated loss attributed to non-controlling interests	(54)
Total Non-controlling Interests	$ 253